Income Taxes - Schedule of Operating Loss Carryforward (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 176,785
UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	14,193
SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	80,958
Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	3,410
France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	13,736
UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	38
Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	63,370
India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,056
Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	24
Tax Year 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	21,011
Tax Year 2022 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2022 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,920
Tax Year 2022 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	209
Tax Year 2022 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	4,849
Tax Year 2022 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	32
Tax Year 2022 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	8,977
Tax Year 2022 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2022 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	24
Tax Year 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	31,128
Tax Year 2023 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2023 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	9,789
Tax Year 2023 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,213
Tax Year 2023 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	8,887
Tax Year 2023 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	2
Tax Year 2023 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	11,237
Tax Year 2023 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2023 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	18,044
Tax Year 2024 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2024 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	5,671
Tax Year 2024 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,244
Tax Year 2024 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2024 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1
Tax Year 2024 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	11,128
Tax Year 2024 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2024 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	19,891
Tax Year 2025 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2025 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	10,372
Tax Year 2025 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2025 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2025 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1
Tax Year 2025 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	9,165
Tax Year 2025 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	353
Tax Year 2025 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	14,412
Tax Year 2026 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2026 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,181
Tax Year 2026 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2026 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2026 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	2
Tax Year 2026 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	7,958
Tax Year 2026 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	271
Tax Year 2026 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	24,767
Tax Year 2027 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	16,105
Tax Year 2027 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	8,498
Tax Year 2027 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	164
Tax Year 2027 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	32,508
Tax Year 2028 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	91
Tax Year 2028 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	25,920
Tax Year 2028 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2028 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2028 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2028 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,407
Tax Year 2028 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	90
Tax Year 2028 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	187
Tax Year 2029 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	9
Tax Year 2029 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2029 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2029 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2029 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2029 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2029 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	178
Tax Year 2029 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	25
Tax Year 2030 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	2
Tax Year 2030 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2030 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	23
Tax Year 2030 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2030 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2030 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2030 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2030 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2031
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	78
Tax Year 2031 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	54
Tax Year 2031 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2031 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	24
Tax Year 2031 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2031 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2031 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2031 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2031 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	159
Tax Year 2032 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	89
Tax Year 2032 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2032 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	70
Tax Year 2032 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2032 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2032 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2032 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2032 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2033
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	80
Tax Year 2033 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2033 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2033 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	80
Tax Year 2033 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2033 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2033 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2033 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2033 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2034
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	91
Tax Year 2034 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2034 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2034 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	91
Tax Year 2034 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2034 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2034 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2034 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2034 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2035
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,016
Tax Year 2035 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	829
Tax Year 2035 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2035 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	187
Tax Year 2035 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2035 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2035 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2035 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2035 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2036
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	2,036
Tax Year 2036 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,932
Tax Year 2036 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2036 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	104
Tax Year 2036 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2036 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2036 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2036 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2036 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,749
Tax Year 2037 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,584
Tax Year 2037 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2037 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	165
Tax Year 2037 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2037 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2037 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2037 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2037 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2038
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	3,186
Tax Year 2038 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	3,186
Tax Year 2038 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2038 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2038 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2038 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2038 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2038 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2038 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2039
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	5,441
Tax Year 2039 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	5,441
Tax Year 2039 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2039 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2039 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2039 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2039 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2039 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2039 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2040
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	90
Tax Year 2040 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	90
Tax Year 2040 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2040 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2040 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2040 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2040 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2040 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2040 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2041
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	886
Tax Year 2041 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	886
Tax Year 2041 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2041 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2041 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2041 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2041 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2041 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2041 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 0